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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [_]; Amendment Number:
   This Amendment (Check only one.):   [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       QVT Financial LP
Address:    1177 Avenue of the Americas, 9th Floor,
            New York, New York 10036

Form 13F File Number: 28-11172

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Tracy Fu
Title: Managing Member of QVT Financial GP LLC (General Partner of QVT Financial LP)
Phone:  (212) 705-8888

Signature, Place, and Date of Signing:

             /s/ Tracy Fu                     New York, NY     November 14, 2012
----------------------------------------      -------------    -----------------
             [Signature]                      [City, State]          [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     57

Form 13F Information Table Value Total:     1361643
                                            (thousands)


List of Other Included Managers: NONE


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]














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------------------------------------------------------------------------------------------------------------------------------------
       COLUMN 1              COLUMN 2            COLUMN 3  COLUMN 4           COLUMN 5          COLUMN 6  COLUMN 7       COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                    AMOUNT AND TYPE OF SECURITY                     VOTING AUTHORITY
                                                                    ---------------------------                     ----------------
                                                            VALUE   SHR OR                     INVESTMENT OTHER
    NAME OF ISSUER            TITLE OF CLASS     CUSIP     (x$1000) PRN AMT  SH/PRN  PUT/CALL  DISCRETION MANAGERS SOLE  SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
ACHILLION PHARMACEUTICALS IN COM               00448Q201  66258   6367853  SH                  DEFINED             6367853  0   0
ANACOR PHARMACEUTICALS INC   COM               032420101  9710    1696183  SH                  DEFINED             1696183  0   0
ARENA PHARMACEUTICALS INC    COM               040047102  22464   2700000  SH                  DEFINED             2700000  0   0
ARMOUR RESIDENTIAL REIT INC  *W EXP 11/07/201  042315119  0       1651796  SH                  DEFINED             1651796  0   0
ARRAY BIOPHARMA INC          COM               04269X105  17535   3000000  SH                  DEFINED             3000000  0   0
ASBURY AUTOMOTIVE GROUP INC  COM               043436104  42952   1536740  SH                  DEFINED             1536740  0   0
BRF-BRASIL FOODS S A         SPONSORED ADR     10552T107  24172   1397220  SH                  DEFINED             1397220  0   0
CAPITAL ONE FINL CORP        COM               14040H105  42003   736762   SH                  DEFINED             736762   0   0
CARMAX INC                   COM               143130102  11886   420000   SH                  DEFINED             420000   0   0
CHINA ZENIX AUTO INTL LTD    ADS               16951E104  8831    3047200  SH                  DEFINED             3047200  0   0
CITIGROUP INC                COM NEW           172967424  15592   476535   SH                  DEFINED             476535   0   0
CLOVIS ONCOLOGY INC          COM               189464100  8180    400000   SH                  DEFINED             400000   0   0
CREE INC                     COM               225447101  17854   700000   SH      PUT         DEFINED             700000   0   0
DOW CHEM CO                  COM               260543103  50092   1730000  SH      PUT         DEFINED             1730000  0   0
DST SYS INC DEL              COM               233326107  3790    67017    SH                  DEFINED             67017    0   0
E TRADE FINANCIAL CORP       COM NEW           269246401  46309   5262413  SH                  DEFINED             5262413  0   0
HALOZYME THERAPEUTICS INC    COM               40637H109  24820   3291813  SH                  DEFINED             3291813  0   0
HOME INNS & HOTELS MGMT INC  SPON ADR          43713W107  2943    118688   SH                  DEFINED             118688   0   0
ILLUMINA INC                 NOTE   0.625% 2/1 452327AB5  35724   16135000 PRN                 DEFINED             16135000 0   0
INFINITY PHARMACEUTICALS INC COM               45665G303  31546   1341810  SH                  DEFINED             1341810  0   0
INTERMUNE INC                COM               45884X103  49793   5557219  SH                  DEFINED             5557219  0   0
INTERMUNE INC                NOTE   2.500% 9/1 45884XAE3  7114    9267000  PRN                 DEFINED             9267000  0   0
INTERMUNE INC                NOTE   5.000% 3/0 45884XAD5  3175    3193000  PRN                 DEFINED             3193000  0   0
JPMORGAN CHASE & CO          COM               46625H100  10525   260000   SH                  DEFINED             260000   0   0
LEGG MASON INC               COM               524901105  10435   422829   SH                  DEFINED             422829   0   0
LOWES COS INC                COM               548661107  37505   1240259  SH                  DEFINED             1240259  0   0
LYONDELLBASELL INDUSTRIES N  SHS - A -         N53745100  37712   730000   SH      PUT         DEFINED             730000   0   0
MASCO CORP                   COM               574599106  196     13000    SH                  DEFINED             13000    0   0
MBIA INC                     COM               55262C100  16265   1605654  SH                  DEFINED             1605654  0   0
MEDIVATION INC               NOTE   2.625% 4/0 58501NAA9  37697   28000000 PRN                 DEFINED             28000000 0   0
MEDIVATION INC               COM               58501N101  67007   1189122  SH                  DEFINED             1189122  0   0
ONCOGENEX PHARMACEUTICALS IN COM               68230A106  5668    400000   SH                  DEFINED             400000   0   0
PACIFIC DRILLING SA LUXEMBOU REG SHS           L7257P106  12156   1283438  SH                  DEFINED             1283438  0   0
PALATIN TECHNOLOGIES INC     COM PAR $ .01     696077403  2392    3873000  SH                  DEFINED             3873000  0   0
PEREGRINE SEMICONDUCTOR CORP COM               71366R703  5255    310200   SH                  DEFINED             310200   0   0
PETROLEO BRASILEIRO SA PETRO SPONSORED ADR     71654V408  7873    343256   SH                  DEFINED             343256   0   0
PHARMACYCLICS INC            COM               716933106  49841   772721   SH                  DEFINED             772721   0   0
QLT INC                      COM               746927102  4869    625000   SH                  DEFINED             625000   0   0
REPROS THERAPEUTICS INC      COM NEW           76028H209  21433   1685271  SH                  DEFINED             1685271  0   0
REPROS THERAPEUTICS INC      *W EXP 02/08/201  76028H126  7347    714286   SH                  DEFINED             714286   0   0
REPROS THERAPEUTICS INC      *W EXP 02/08/201  76028H118  11165   874635   SH                  DEFINED             874635   0   0
ROWAN COMPANIES PLC          SHS CL A          G7665A101  45463   1346247  SH                  DEFINED             1346247  0   0
SALESFORCE COM INC           NOTE   0.750% 1/1 79466LAB0  46544   25000000 PRN                 DEFINED             25000000 0   0
SCORPIO TANKERS INC          SHS               Y7542C106  6957    1288271  SH                  DEFINED             1288271  0   0
SELECT SECTOR SPDR TR        SBI INT-FINL      81369Y605  7483    480000   SH      PUT         DEFINED             480000   0   0
SUNTECH PWR HLDGS CO LTD     ADR               86800C104  43      50000    SH      PUT         DEFINED             50000    0   0
SYNTA PHARMACEUTICALS CORP   COM               87162T206  6660    873969   SH                  DEFINED             873969   0   0
TENET HEALTHCARE CORP        COM               88033G100  13846   2208283  SH                  DEFINED             2208283  0   0
THE9 LTD                     ADR               88337K104  3803    934952   SH                  DEFINED             934952   0   0
TPC GROUP INC                COM               89236Y104  97386   2705145  SH                  DEFINED             2705145  0   0
TRANSOCEAN LTD               REG SHS           H8817H100  45957   1023762  SH                  DEFINED             1023762  0   0
TRANZYME INC                 COM               89413J102  4599    1145655  SH                  DEFINED             1145655  0   0
UNIVERSAL DISPLAY CORP       COM               91347P105  11356   330800   SH      PUT         DEFINED             330800   0   0
VERASTEM INC                 COM               92337C104  2856    316801   SH                  DEFINED             316801   0   0
VIVUS INC                    COM               928551100  161735  9081135  SH                  DEFINED             9081135  0   0
YPF SOCIEDAD ANONIMA         SPON ADR CL D     984245100  17908   1377526  SH                  DEFINED             1377526  0   0
ZIOPHARM ONCOLOGY INC        COM               98973P101  963     176669   SH                  DEFINED             176669   0   0
SUMMARY:
Total Number of Securities is 57
Total Value in 1000s is 1361643
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